BP Capital TwinLine Energy Fund (“Energy Fund”)

Supplement dated February 6, 2017 to the Summary Prospectus
 dated March 31, 2016, as supplemented January 17, 2017

Effectively immediately, Brad Olsen no longer serves as a Portfolio Manager for the Energy Fund.

Effective immediately, Tim Dumois has joined the Energy Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, the portfolio manager table in the section titled, “Management” for the Energy Fund on page 6 of the Summary Prospectus is replaced with the following:

Portfolio Managers	Position with Advisor	Managed the Fund Since:
David Meaney	Portfolio Manager	Inception, 2013
Brian Bradshaw	Portfolio Manager	Inception, 2013
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
William Woodson “Trip” Rodgers, III	Portfolio Manager	2017
Tim Dumois	Portfolio Manager	2017

Please retain this Supplement with the Summary Prospectus.

BP Capital TwinLine MLP Fund (“MLP Fund”)

Supplement dated February 6, 2017 to the Summary Prospectus
 dated March 31, 2016, as supplemented January 17, 2017

Effectively immediately, Brad Olsen no longer serves as a Portfolio Manager for the MLP Fund.

Effective immediately, Anthony Riley, CFA has joined the MLP Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, the portfolio manager table in the section titled, “Management” for the MLP Fund on page 6 of the Summary Prospectus is replaced with the following:

Portfolio Manager	Position with Advisor	Managed the Fund Since:
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
Anthony Riley, CFA	Portfolio Manager	2017

Please retain this Supplement with the Summary Prospectus.

BP Capital TwinLine Energy Fund (“Energy Fund”)
BP Capital TwinLine MLP Fund (“MLP Fund”)

Supplement dated February 6, 2017 to the Statutory Prospectus dated March 31, 2016, as supplemented January 17, 2017

Effectively immediately, Brad Olsen no longer serves as a Portfolio Manager for the Energy Fund or the MLP Fund.  All references to Mr. Olsen in the prospectus are hereby deleted.

Effective immediately, Tim Dumois has joined the Energy Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, Anthony Riley, CFA has joined the MLP Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, the portfolio manager table in the section titled, “Management” for the Energy Fund on page 7 of the Summary Prospectus is replaced with the following:

Portfolio Managers	Position with Advisor	Managed the Fund Since:
David Meaney	Portfolio Manager	Inception, 2013
Brian Bradshaw	Portfolio Manager	Inception, 2013
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
William Woodson “Trip” Rodgers, III	Portfolio Manager	2017
Tim Dumois	Portfolio Manager	2017

Effective immediately, the portfolio manager table in the section titled, “Management” for the MLP Fund on page 17 of the Summary Prospectus is replaced with the following:

Portfolio Manager	Position with Advisor	Managed the Fund Since:
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
Anthony Riley, CFA	Portfolio Manager	2017

The following disclosure is hereby added to page 35 of the Prospectus:

Tim Dumois, Portfolio Manager, joined BP Capital Fund Advisors in 2014 where he serves as a member of the Investment Committee and a Portfolio Manager of the BP Capital TwinLine® Energy Fund. Prior to his portfolio manager role, Mr. Dumois served as Senior Analyst at BP Capital Fund Advisors from 2014 to 2017 where he focused on industry and investment analysis for the Funds’ portfolio companies. Prior to joining the Advisor, Mr. Dumois was a member of Prudential Capital’s Energy Finance Group from 2009 to 2013 where he served as a Senior Analyst focused on private equity and debt investments across the energy value chain.  At Prudential, he was responsible for providing comprehensive research, analysis, and recommendations to the investment committee, as well as ongoing management of investments in the portfolio. Mr. Dumois graduated Summa Cum Laude from Texas A&M University with a BBA in Finance.

Anthony Riley, CFA, Portfolio Manager joined BP Capital Fund Advisors in January 2017, where he serves as a member of the Investment Committee and a Portfolio Manager of the BP Capital TwinLine MLP Fund. He has fifteen years of experience in the US energy industry, much of it consisting of operating and investing capital directly in midstream assets. Prior to joining the Advisor, Mr. Riley worked for Targa Resources Corp. (NYSE: TRGP) from 2008 to 2016, where he initially led and supported the executive IR and corporate finance functions. In addition, Anthony served in business development and M&A roles where he advised on, originated, and managed capital investments, business acquisitions and expansion projects for the North American midstream industry.  Prior to Targa, Mr. Riley spent two years in sell-side equity research with RBC Capital Markets from 2006 to 2008 focused on the energy technology sector. In his early career, he supported engineering, procurement and construction initiatives in the energy sector with a number of companies including Fluor Corporation (NYSE: FLR) from 2001 to 2002. Mr. Riley holds the CFA charter and graduated from the University of Texas at Austin with a B.S. in engineering. He also holds an MBA from the University of Houston.

Please retain this Supplement with the Prospectus.

BP Capital TwinLine Energy Fund (“Energy Fund”)
BP Capital TwinLine MLP Fund (“MLP Fund”)

Supplement dated February 6, 2017 to the Statement of Additional Information (“SAI”)
 dated March 31, 2016, as supplemented January 17, 2017

Effectively immediately, Brad Olsen no longer serves as a Portfolio Manager for the Energy Fund or the MLP Fund.  All references to Mr. Olsen in the SAI are hereby deleted.

Effective immediately, Tim Dumois has joined the Energy Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, Anthony Riley, CFA has joined the MLP Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, the following table is added to page B-46 of the SAI:

The following provides information regarding other accounts managed by Mr. Dumois as of November 30, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	None	None	None	None
Other Pooled Investment Vehicles	1	$0.6 million	None	None
Other Accounts	None	None	None	None

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The following provides information regarding other accounts managed by Mr. Riley as of November 30, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	None	None	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	None	None	None	None

Please retain this Supplement with the SAI.

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